Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Quoted prices in active market (Level 1)
Financial assets held at fair value:
Trading assets	[1]	€ 89,787	€ 106,075
Trading securities, assets	[1]	89,494	105,792
Other trading assets	[1]	292	283
Positive market values from derivative financial instruments	[1]	8,342	12,280
Non-trading financial assets mandatory at fair value through profit and loss	[1]	10,764	0
Financial assets designated at fair value through profit or loss	[1]	97	6,547
Financial assets mandatory at fair value through other comprehensive income	[1]	27,190	0
Financial assets available for sale	[1]		29,579
Other financial assets at fair value	[1]	79	0
Total financial assets held at fair value	[1]	136,257	154,480
Financial liabilities held at fair value:
Trading liabilities	[1]	42,783	53,644
Trading securities, liabilities	[1]	42,780	53,644
Other trading liabilities	[1]	4	0
Negative market values from derivative financial instruments	[1]	8,318	9,163
Financial liabilities designated at fair value through profit or loss	[1]	0	4
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1]	41	0
Total financial liabilities held at fair value	[1]	51,143	62,810
Valuation technique observable parameters (Level 2)
Financial assets held at fair value:
Trading assets	[1]	61,833	69,543
Trading securities, assets	[1]	55,426	62,770
Other trading assets	[1]	6,407	6,773
Positive market values from derivative financial instruments	[1]	331,270	341,413
Non-trading financial assets mandatory at fair value through profit and loss	[1]	77,707	0
Financial assets designated at fair value through profit or loss	[1]	560	83,242
Financial assets mandatory at fair value through other comprehensive income	[1]	21,516	0
Financial assets available for sale	[1]		15,713
Other financial assets at fair value	[1],[2]	2,589	3,258
Total financial assets held at fair value	[1]	495,474	513,169
Financial liabilities held at fair value:
Trading liabilities	[1]	17,807	17,817
Trading securities, liabilities	[1]	17,083	17,503
Other trading liabilities	[1]	725	314
Negative market values from derivative financial instruments	[1]	318,745	327,572
Financial liabilities designated at fair value through profit or loss	[1]	38,592	62,426
Investment contract liabilities	[1]	560	574
Other financial liabilities at fair value	[1],[2]	2,523	1,294
Total financial liabilities held at fair value	[1]	378,226	409,683
Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	[1]	9,027	9,043
Trading securities, assets	[1]	3,891	4,634
Other trading assets	[1]	5,136	4,409
Positive market values from derivative financial instruments	[1]	7,970	7,340
Non-trading financial assets mandatory at fair value through profit and loss	[1]	4,899	0
Financial assets designated at fair value through profit or loss	[1]	17	1,488
Financial assets mandatory at fair value through other comprehensive income	[1]	106	0
Financial assets available for sale	[1]		4,104
Other financial assets at fair value	[1],[3]	216	47
Total financial assets held at fair value	[1]	22,235	22,022
Financial liabilities held at fair value:
Trading liabilities	[1]	121	2
Trading securities, liabilities	[1]	121	2
Other trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[1]	6,312	5,992
Financial liabilities designated at fair value through profit or loss	[1]	1,329	1,444
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1],[3]	(476)	(298)
Total financial liabilities held at fair value	[1]	€ 7,286	€ 7,139

[1]	Amounts in this table are generally presented on a gross basis, in line with the Groups accounting policy regarding offsetting of financial instruments, as described in Note 1 Significant Accounting Policies and Critical Accounting Estimates of the Annual Report 2017.
[2]	Predominantly relates to derivatives qualifying for hedge accounting.
[3]	Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.